Note 4 - Loans (Detail) - Loans Individually Evaluated for Impairment (USD $)	Dec. 31, 2012	Dec. 31, 2011
Recorded investment	$ 3,118,322	$ 7,660,276
Recorded investment	12,445,990	13,326,928
Allowance for Loan Losses Allocated	2,921,950	1,990,225
With No Related Allowance Recorded [Member] | Indivdually Evaluated for Impairment [Member] | Commercial and Multi-Family Real Estate [Member]
Recorded investment	1,539,370	5,184,050
With No Related Allowance Recorded [Member] | Indivdually Evaluated for Impairment [Member] | Agriculture Portfolio [Member]
Recorded investment	607,462	2,303,732
With No Related Allowance Recorded [Member] | Indivdually Evaluated for Impairment [Member] | Agricultural Real Estate [Member]
Recorded investment	801,586
With No Related Allowance Recorded [Member] | Indivdually Evaluated for Impairment [Member] | Residential Portfolio Segment [Member]
Recorded investment	169,904	172,494
With A Related Allowance Recorded [Member] | Indivdually Evaluated for Impairment [Member] | Commercial Portfolio Segment [Member]
Recorded investment	415,010	619,618
Allowance for Loan Losses Allocated	415,010	619,618
With A Related Allowance Recorded [Member] | Indivdually Evaluated for Impairment [Member] | Commercial and Multi-Family Real Estate [Member]
Recorded investment	12,030,980	10,870,325
Allowance for Loan Losses Allocated	2,506,940	1,235,351
With A Related Allowance Recorded [Member] | Indivdually Evaluated for Impairment [Member] | Agriculture Portfolio [Member]
Recorded investment		1,836,985
Allowance for Loan Losses Allocated		135,256
Indivdually Evaluated for Impairment [Member]
Recorded investment	15,564,312	20,987,204
Allowance for Loan Losses Allocated	$ 2,921,950	$ 1,990,225